Vessel Operating Expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Expense
Crew wages and related costs	$ 22,015	$ 17,202	$ 13,196
Insurance	3,477	2,828	2,260
Repairs, maintenance and drydocking costs	3,240	2,493	2,108
Spares, stores and provisions	7,533	6,939	4,055
Lubricants	2,787	3,296	3,059
Taxes	669	303	212
Miscellaneous	2,243	1,479	1,176
Total	$ 41,964	$ 34,540	$ 26,066